Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Facilities	Dec. 31, 2013	Dec. 31, 2010
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date	2015-05
Number of previously leased facilities	2
Rent expense	$ 230,000	$ 304,000
Future minimum commitment under non-cancelable operating lease	18,000
BioMedical Drug Development, Inc. [Member] | Milestone Payments [Member]
Loss Contingencies [Line Items]
Development and sales-related milestone payments, maximum	200,000
Payments made and liabilities incurred under asset purchase agreement	0	0
Outstanding payments	0	0
Intellectual property [Member] | BioMedical Drug Development, Inc. [Member]
Loss Contingencies [Line Items]
Acquisition of intellectual property			$ 150,000
Facility one [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date	2014-01
Facility two [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease agreement expiration date	2014-05